Consolidated Statements of Changes in Shareholders' Equity ¥ in Thousands, $ in Thousands		Ordinary Shares Class A Adjusted CNY (¥) shares	Ordinary Shares Class A CNY (¥) shares	Ordinary Shares Class B Adjusted CNY (¥) shares	Ordinary Shares Class B CNY (¥) shares	Additional Paid-in Capital Adjusted CNY (¥)	Additional Paid-in Capital CNY (¥)	Statutory reserves Adjusted CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive loss Adjusted CNY (¥)	Accumulated other comprehensive loss CNY (¥)	Accumulated deficit Adjusted CNY (¥)	Accumulated deficit CNY (¥)	Non- controlling interests Adjusted CNY (¥)	Non- controlling interests CNY (¥)	Receivable for issuance of ordinary shares Adjusted CNY (¥)	Receivable for issuance of ordinary shares CNY (¥)	Adjusted CNY (¥)	CNY (¥) shares	USD ($) shares
Balances at Mar. 31, 2022			¥ 372		¥ 82		¥ 3,295,336		¥ 3,433		¥ (46,069)		¥ (2,889,233)		¥ 42,648		¥ (164,746)		¥ 241,823
Balances (in Shares) at Mar. 31, 2022 | shares			348,185		81,486
Foreign currency translation adjustment											15,591								15,591
Accretion on redeemable non-controlling interests to redemption value													(675)						(675)
Receivable for issuance of ordinary shares (Note 21)																	81,341		81,341
Unrealized securities holding gains, net of tax											(6,711)								(6,711)
Issuance of ordinary shares for the exercise of stock options			¥ 1				37												38
Issuance of ordinary shares for the exercise of stock options (in Shares) | shares			335
Appropriations to statutory reserves									443				(443)
Share-based compensation							(7,677)												(7,677)
Net loss													(102,799)		(3,177)				(105,976)
Balances at Mar. 31, 2023		¥ 373	¥ 373	¥ 82	¥ 82	¥ 3,287,696	3,287,696	¥ 3,876	3,876	¥ (37,189)	(37,189)	¥ (2,995,975)	(2,993,150)	¥ 39,471	39,471	¥ (83,405)	(83,405)	¥ 214,929	217,754
Balances (in Shares) at Mar. 31, 2023 | shares		348,520	348,520	81,486	81,486
Change in Accounting Policy	[1]												(2,825)						(2,825)
Foreign currency translation adjustment											1,258								1,258
Accretion on redeemable non-controlling interests to redemption value													(766)						(766)
Receivable for issuance of ordinary shares (Note 21)							75,276										(7,902)		67,374
Unrealized securities holding gains, net of tax											(3,547)								(3,547)
Issuance of ordinary shares for the exercise of stock options							27												¥ 27
Issuance of ordinary shares for the exercise of stock options (in Shares) | shares			58,930																236	236
Share-based compensation							679												¥ 679
Debt waive of Chong Li							(75,276)										75,276
Issuance of ordinary shares for the private placement (Note 18)			¥ 589				41,273												41,862
Issuance of ordinary shares for the private placement (Note 18) (in Shares) | shares			515,625
Net loss													(63,664)		(5,234)				(68,898)
Balances at Mar. 31, 2024			¥ 962		¥ 82		3,329,675		3,876		(39,478)		(3,060,405)		34,237		(16,031)		252,918
Balances (in Shares) at Mar. 31, 2024 | shares			923,074		81,486
Foreign currency translation adjustment											840								840	$ 116
Accretion on redeemable non-controlling interests to redemption value													(841)						(841)
Receivable for issuance of ordinary shares (Note 21)																	9,783		9,783
Unrealized securities holding gains, net of tax											869								¥ 869	$ 120
Issuance of ordinary shares for the exercise of stock options (in Shares) | shares
Share-based compensation							81												¥ 81
Issuance of ordinary shares for the private placement (Note 18)			¥ 2,152				12,365												14,517
Issuance of ordinary shares for the private placement (Note 18) (in Shares) | shares			1,875,000
Net loss													(54,125)		(4,471)				(58,596)	$ (8,076)
Balances at Mar. 31, 2025			¥ 3,114		¥ 82		¥ 3,342,121		¥ 3,876		¥ (37,769)		¥ (3,115,371)		¥ 29,766		¥ (6,248)		¥ 219,571	$ 30,257
Balances (in Shares) at Mar. 31, 2025 | shares			2,798,074		81,486

[1]	The Company used a modified retrospective approach to adopt ASC Topic 326, and the cumulative-effect to retained earnings was RMB2.8 million